ORGANIZATION AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND NATURE OF OPERATIONS
Schedule of major subsidiaries and consolidated VIEs

As of December 31, 2022, the Company’s major subsidiaries, VIE and VIE’s subsidiaries (“consolidated VIEs”) are as follows:

			Percentage
			of direct
			or indirect
	Place of	Date of incorporation /	economic
Name of Company	incorporation	acquisition	ownership	Principal activities
Subsidiaries
Dada Group (HK) Limited (“Dada HK”)	Hong Kong	July 24, 2014	100%	Investment holding
Dada Glory Network Technology (Shanghai) Co., Ltd. (“Dada Glory”)	PRC	November 7, 2014	100%	Providing services in connection with on-demand delivery platform (“Dada Now”)
Shanghai JD Daojia Yuanxin Information Technology Co., Ltd. (“Shanghai JDDJ”)	PRC	April 26, 2016	100%	Providing services in connection with on-demand retail platform (“JDDJ”)
VIE
Shanghai Qusheng Internet Technology Co. Ltd. (“Shanghai Qusheng”)	PRC	July 2, 2014	100%	Holding value-added telecommunications services license of Dada Now and maintaining Dada Now website
VIE’s Subsidiary
Shanghai JD Daojia Youheng E-Commerce Information Technology Co., Ltd. (“JDDJ Youheng”)	PRC	December 3, 2015	100%	Holding value-added telecommunications services license of JDDJ and maintaining JDDJ website